Accounts Payable and Other Accrued Expenses	12 Months Ended
Dec. 31, 2025
Accounts Payable and Other Accrued Expenses [Abstrac]
ACCOUNTS PAYABLE AND OTHER ACCRUED EXPENSES

NOTE 13 — ACCOUNTS PAYABLE AND OTHER ACCRUED EXPENSES

Our accounts payable and other accrued expenses consist of the following as of December 31, 2025 and 2024:

	2025	2024
Accounts payable	$19,027,559	$9,666,387

Other accrued expenses:
Accrued compensation and benefits expenses	32,128,414	23,780,237
Accrued marketing and branding expenses	17,873,191	9,937,744
Accrued data and cloud services fee	3,713,207	2,029,746
Contingent liabilities	5,356,905	2,206,905
Professional fees payable	4,456,441	4,185,803
Security deposit	1,820,000	1,847,861
Taxes payable	11,569,331	2,274,769
Other	6,238,329	5,150,347
Total	$102,183,377	$61,079,799